Schedule of financial expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses		R$ (1,745,213)	R$ (1,242,255)	R$ (1,408,053)
Interest on loans and financing		99,183	70,400	116,735
Interest on taxes and fees		(61,745)	(43,616)	(28,396)
Swap interest		(352,029)	(45,970)	(24,604)
Interest on lease		(845,033)	(766,263)	(821,463)
Inflation adjustment	[1]	(247,200)	(161,892)	(191,309)
Discounts granted		(52,509)	(33,725)	(36,047)
Other expenses		(87,514)	R$ (120,389)	R$ (189,499)
Substantial part related to inflation adjustment		R$ 137,379

[1]	Substantial portion related to the inflation adjustment of lawsuits, in the amount of R$ 111,949 - see note 24 (R$